Income Taxes (Details)	3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income taxes at Federal statutory rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)	(34.00%)
State income taxes, net of Federal income tax benefit	(2.63%)	(3.96%)	(2.60%)	(2.54%)	(2.64%)
Permanent differences	0.06%	0.00%	0.22%	1.06%	4.10%
Change in Valuation Allowance	36.57%	37.96%	36.09%	35.32%	32.54%
State tax rate change	0.00%	0.00%	0.29%	0.16%	0.00%
Income Tax Provision	0.00%	0.00%	0.00%	0.00%	0.00%